BORROWINGS (Details - Non-recourse borrowings - Composition of non-recourse borrowings) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detailed Information About Borrowings
Carrying Value	$ 2,340	$ 2,557	$ 9,285
Total	2,328	2,393
Less: Unamortized financing fees				$ 80
Less: Current portion	489	1,517
Non Recourse Borrowings	7,895	7,697
2019
Detailed Information About Borrowings
Carrying Value	6	159
Non Recourse Borrowings	489	1,517
Thereafter
Detailed Information About Borrowings
Carrying Value	990	835
Non Recourse Borrowings	$ 5,164	$ 4,744
Non Recourse Borrowings
Detailed Information About Borrowings
Weighted Average Interest Rate	5.70%	6.50%
Weighted Average Borrowings Term	9.5	9
Carrying Value	$ 8,459	$ 9,285
Estimated fair value	8,696	9,838
Total	8,459	9,285
Add: Unamortized premiums	1	1
Less: Unamortized financing fees	(76)	(72)
Less: Current portion	(489)	(1,517)
Non Recourse Borrowings	7,895	$ 7,697
Non Recourse Borrowings | 2019
Detailed Information About Borrowings
Total	489
Non Recourse Borrowings | 2020
Detailed Information About Borrowings
Total	566
Non Recourse Borrowings | 2021
Detailed Information About Borrowings
Total	374
Non Recourse Borrowings | 2022
Detailed Information About Borrowings
Total	620
Non Recourse Borrowings | 2023
Detailed Information About Borrowings
Total	1,246
Non Recourse Borrowings | Thereafter
Detailed Information About Borrowings
Total	$ 5,164
Non Recourse Borrowings | Hydroelectric
Detailed Information About Borrowings
Weighted Average Interest Rate	6.10%	6.30%
Weighted Average Borrowings Term	9.2	8.8
Carrying Value	$ 6,318	$ 6,392
Estimated fair value	6,517	$ 6,813
Total	6,318
Non Recourse Borrowings | Hydroelectric | 2019
Detailed Information About Borrowings
Total	306
Non Recourse Borrowings | Hydroelectric | 2020
Detailed Information About Borrowings
Total	446
Non Recourse Borrowings | Hydroelectric | 2021
Detailed Information About Borrowings
Total	164
Non Recourse Borrowings | Hydroelectric | 2022
Detailed Information About Borrowings
Total	491
Non Recourse Borrowings | Hydroelectric | 2023
Detailed Information About Borrowings
Total	1,084
Non Recourse Borrowings | Hydroelectric | Thereafter
Detailed Information About Borrowings
Total	$ 3,827
Non Recourse Borrowings | Wind
Detailed Information About Borrowings
Weighted Average Interest Rate	4.70%	5.80%
Weighted Average Borrowings Term	10.8	9.7
Carrying Value	$ 1,908	$ 2,211
Estimated fair value	1,951	$ 2,343
Total	1,908
Non Recourse Borrowings | Wind | 2019
Detailed Information About Borrowings
Total	169
Non Recourse Borrowings | Wind | 2020
Detailed Information About Borrowings
Total	119
Non Recourse Borrowings | Wind | 2021
Detailed Information About Borrowings
Total	129
Non Recourse Borrowings | Wind | 2022
Detailed Information About Borrowings
Total	128
Non Recourse Borrowings | Wind | 2023
Detailed Information About Borrowings
Total	161
Non Recourse Borrowings | Wind | Thereafter
Detailed Information About Borrowings
Total	$ 1,202
Non Recourse Borrowings | Solar
Detailed Information About Borrowings
Weighted Average Interest Rate	6.00%	11.10%
Weighted Average Borrowings Term	7.1	7.6
Carrying Value	$ 142	$ 643
Estimated fair value	133	$ 643
Total	142
Non Recourse Borrowings | Solar | 2019
Detailed Information About Borrowings
Total	13
Non Recourse Borrowings | Solar | 2020
Detailed Information About Borrowings
Total	0
Non Recourse Borrowings | Solar | 2021
Detailed Information About Borrowings
Total	4
Non Recourse Borrowings | Solar | 2022
Detailed Information About Borrowings
Total	0
Non Recourse Borrowings | Solar | 2023
Detailed Information About Borrowings
Total	0
Non Recourse Borrowings | Solar | Thereafter
Detailed Information About Borrowings
Total	$ 125
Non Recourse Borrowings | Storage and Other
Detailed Information About Borrowings
Weighted Average Interest Rate	4.00%	8.40%
Weighted Average Borrowings Term	4.9	17.8
Carrying Value	$ 91	$ 39
Estimated fair value	95	39
Total	91
Non Recourse Borrowings | Storage and Other | 2019
Detailed Information About Borrowings
Total	1
Non Recourse Borrowings | Storage and Other | 2020
Detailed Information About Borrowings
Total	1
Non Recourse Borrowings | Storage and Other | 2021
Detailed Information About Borrowings
Total	77
Non Recourse Borrowings | Storage and Other | 2022
Detailed Information About Borrowings
Total	1
Non Recourse Borrowings | Storage and Other | 2023
Detailed Information About Borrowings
Total	1
Non Recourse Borrowings | Storage and Other | Thereafter
Detailed Information About Borrowings
Total	10
Corporate Borrowings
Detailed Information About Borrowings
Total	2,340	2,557
Less: Unamortized financing fees	$ (6)	(5)	5	6
Sudsidiary
Detailed Information About Borrowings
Less: Unamortized financing fees		$ 76	$ 72	$ 74